Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Equity 500 Index Fund
DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2021, the Fund owned approximately 33% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.
	Shares	Value ($)

Common Stocks 98.4%
Communication Services 11.1%
Diversified Telecommunication Services 1.2%
AT&T, Inc. (a)	355,198	9,593,898
Lumen Technologies, Inc.	49,969	619,116
Verizon Communications, Inc.	205,465	11,097,165
		21,310,179
Entertainment 1.9%
Activision Blizzard, Inc.	38,596	2,986,944
Electronic Arts, Inc.	14,154	2,013,407
Live Nation Entertainment, Inc.* (a)	6,494	591,798
Netflix, Inc.*	21,998	13,426,259
Take-Two Interactive Software, Inc.*	5,850	901,310
Walt Disney Co.*	90,340	15,282,818
		35,202,536
Interactive Media & Services 6.6%
Alphabet, Inc. "A"*	14,971	40,025,268
Alphabet, Inc. "C"*	14,010	37,340,993
Facebook, Inc. "A"*	118,502	40,218,394
Match Group, Inc.*	13,751	2,158,769
Twitter, Inc.*	39,616	2,392,410
		122,135,834
Media 1.2%
Charter Communications, Inc. "A"* (a)	6,308	4,589,449
Comcast Corp. "A"	227,879	12,745,272
Discovery, Inc. "A"* (a)	8,658	219,740
Discovery, Inc. "C"* (a)	15,502	376,234
DISH Network Corp. "A"*	12,530	544,554
Fox Corp. "A" (a)	16,233	651,106
Fox Corp. "B"	7,728	286,863
Interpublic Group of Companies, Inc. (a)	19,896	729,586
News Corp. "A" (a)	19,680	463,070
News Corp. "B"	5,883	136,662
Omnicom Group, Inc. (a)	10,445	756,845
ViacomCBS, Inc. "B"	29,710	1,173,842
		22,673,223
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	29,133	3,722,032
Consumer Discretionary 12.2%
Auto Components 0.1%
Aptiv PLC*	13,383	1,993,665
BorgWarner, Inc.	12,199	527,119
		2,520,784

Automobiles 2.1%
Ford Motor Co.*	194,873	2,759,402
General Motors Co.*	72,043	3,797,386
Tesla, Inc.*	40,350	31,290,618
		37,847,406
Distributors 0.1%
Genuine Parts Co.	7,014	850,307
LKQ Corp.*	13,420	675,294
Pool Corp.	1,973	857,091
		2,382,692
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.*	2,039	4,840,321
Caesars Entertainment, Inc.* (a)	10,551	1,184,666
Carnival Corp.*	40,393	1,010,229
Chipotle Mexican Grill, Inc.*	1,393	2,531,805
Darden Restaurants, Inc.	6,379	966,227
Domino's Pizza, Inc.	1,837	876,176
Hilton Worldwide Holdings, Inc.*	13,984	1,847,426
Las Vegas Sands Corp.*	17,498	640,427
Marriott International, Inc. "A"*	13,467	1,994,328
McDonald's Corp.	37,125	8,951,209
MGM Resorts International	19,430	838,405
Norwegian Cruise Line Holdings Ltd.* (a)	19,093	509,974
Penn National Gaming, Inc.* (a)	7,973	577,724
Royal Caribbean Cruises Ltd.* (a)	11,075	985,121
Starbucks Corp.	58,572	6,461,077
Wynn Resorts Ltd.* (a)	5,313	450,277
Yum! Brands, Inc.	14,746	1,803,583
		36,468,975
Household Durables 0.4%
D.R. Horton, Inc.	16,103	1,352,169
Garmin Ltd.	7,565	1,176,055
Leggett & Platt, Inc.	6,919	310,248
Lennar Corp. "A"	13,535	1,267,959
Mohawk Industries, Inc.*	2,755	488,737
Newell Brands, Inc.	19,210	425,309
NVR, Inc.*	171	819,788
PulteGroup, Inc.	12,629	579,924
Whirlpool Corp. (a)	3,033	618,307
		7,038,496
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	21,653	71,130,971
eBay, Inc.	32,111	2,237,173
Etsy, Inc.* (a)	6,290	1,308,069
Expedia Group, Inc.* (a)	7,130	1,168,607
		75,844,820
Leisure Products 0.0%
Hasbro, Inc.	6,513	581,090
Multiline Retail 0.5%
Dollar General Corp.	11,710	2,484,160
Dollar Tree, Inc.*	11,695	1,119,445
Target Corp.	24,603	5,628,428
		9,232,033
Specialty Retail 2.2%
Advance Auto Parts, Inc.	3,175	663,226

AutoZone, Inc.* (a)	1,064	1,806,661
Bath & Body Works, Inc.	13,349	841,388
Best Buy Co., Inc.	11,292	1,193,677
CarMax, Inc.*	8,220	1,051,831
Home Depot, Inc.	52,826	17,340,663
Lowe's Companies, Inc.	35,130	7,126,472
O'Reilly Automotive, Inc.*	3,440	2,102,046
Ross Stores, Inc.	17,894	1,947,762
The Gap, Inc. (a)	10,491	238,146
TJX Companies, Inc.	59,800	3,945,604
Tractor Supply Co.	5,655	1,145,760
Ulta Beauty, Inc.*	2,745	990,725
		40,393,961
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	17,321	297,229
NIKE, Inc. "B"	63,597	9,236,192
PVH Corp.*	3,546	364,493
Ralph Lauren Corp.	2,374	263,609
Tapestry, Inc.	14,159	524,166
Under Armour, Inc. "A"*	9,570	193,123
Under Armour, Inc. "C"*	9,556	167,421
VF Corp. (a)	16,266	1,089,659
		12,135,892
Consumer Staples 5.7%
Beverages 1.4%
Brown-Forman Corp. "B"	9,223	618,033
Coca-Cola Co.	193,184	10,136,365
Constellation Brands, Inc. "A"	8,324	1,753,784
Molson Coors Beverage Co. "B"	9,379	434,998
Monster Beverage Corp.*	18,652	1,656,857
PepsiCo, Inc.	68,586	10,316,020
		24,916,057
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	21,947	9,861,884
Kroger Co.	33,903	1,370,698
Sysco Corp.	25,217	1,979,535
Walgreens Boots Alliance, Inc.	35,501	1,670,322
Walmart, Inc.	71,156	9,917,723
		24,800,162
Food Products 0.9%
Archer-Daniels-Midland Co.	27,499	1,650,215
Campbell Soup Co.	10,294	430,392
Conagra Brands, Inc. (a)	24,006	813,083
General Mills, Inc.	30,038	1,796,873
Hormel Foods Corp. (a)	13,578	556,698
J M Smucker Co.	5,509	661,245
Kellogg Co. (a)	12,679	810,442
Kraft Heinz Co.	33,646	1,238,846
Lamb Weston Holdings, Inc.	7,479	458,986
McCormick & Co., Inc.	12,173	986,378
Mondelez International, Inc. "A"	69,687	4,054,390
The Hershey Co.	7,178	1,214,877
Tyson Foods, Inc. "A"	14,450	1,140,683
		15,813,108

Household Products 1.3%
Church & Dwight Co., Inc.	12,322	1,017,428
Clorox Co. (a)	6,038	999,953
Colgate-Palmolive Co.	41,991	3,173,680
Kimberly-Clark Corp.	16,707	2,212,675
Procter & Gamble Co.	120,753	16,881,269
		24,285,005
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	11,525	3,456,693
Tobacco 0.6%
Altria Group, Inc.	91,883	4,182,514
Philip Morris International, Inc.	77,509	7,347,078
		11,529,592
Energy 2.7%
Energy Equipment & Services 0.2%
Baker Hughes Co.	40,968	1,013,139
Halliburton Co.	44,792	968,403
Schlumberger NV	68,927	2,042,996
		4,024,538
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	18,783	402,520
Cabot Oil & Gas Corp. (a)	20,100	437,376
Chevron Corp.	96,190	9,758,476
ConocoPhillips	66,596	4,513,211
Devon Energy Corp.	31,574	1,121,193
Diamondback Energy, Inc.	8,525	807,062
EOG Resources, Inc.	28,903	2,320,044
Exxon Mobil Corp.	210,153	12,361,199
Hess Corp.	13,577	1,060,499
Kinder Morgan, Inc.	95,764	1,602,132
Marathon Oil Corp.	39,685	542,494
Marathon Petroleum Corp.	32,028	1,979,651
Occidental Petroleum Corp. (a)	44,093	1,304,271
ONEOK, Inc. (a)	22,481	1,303,673
Phillips 66 (a)	21,614	1,513,628
Pioneer Natural Resources Co. (a)	11,279	1,878,066
Valero Energy Corp.	20,071	1,416,410
Williams Companies, Inc.	61,115	1,585,323
		45,907,228
Financials 11.2%
Banks 4.3%
Bank of America Corp.	368,012	15,622,109
Citigroup, Inc.	100,520	7,054,494
Citizens Financial Group, Inc.	20,771	975,822
Comerica, Inc.	6,916	556,738
Fifth Third Bancorp.	34,561	1,466,769
First Republic Bank	8,718	1,681,528
Huntington Bancshares, Inc. (a)	73,937	1,143,066
JPMorgan Chase & Co.	148,549	24,315,986
KeyCorp.	46,639	1,008,335
M&T Bank Corp.	6,527	974,742
People's United Financial, Inc.	21,143	369,368
PNC Financial Services Group, Inc.	21,117	4,131,330

Regions Financial Corp.	46,897	999,375
SVB Financial Group*	2,905	1,879,186
Truist Financial Corp. (a)	66,643	3,908,612
U.S. Bancorp.	66,786	3,969,760
Wells Fargo & Co.	204,157	9,474,926
Zions Bancorp. NA	8,256	510,964
		80,043,110
Capital Markets 2.9%
Ameriprise Financial, Inc.	5,667	1,496,768
Bank of New York Mellon Corp.	39,203	2,032,284
BlackRock, Inc.	7,125	5,975,453
Cboe Global Markets, Inc.	5,238	648,779
Charles Schwab Corp. (a)	74,632	5,436,195
CME Group, Inc.	17,855	3,452,800
Franklin Resources., Inc. (a)	13,576	403,479
Intercontinental Exchange, Inc.	28,032	3,218,634
Invesco Ltd.	16,955	408,785
MarketAxess Holdings, Inc.	1,880	790,897
Moody's Corp.	8,026	2,850,113
Morgan Stanley	72,653	7,069,863
MSCI, Inc.	4,100	2,494,194
Nasdaq, Inc.	5,794	1,118,358
Northern Trust Corp.	10,499	1,131,897
Raymond James Financial, Inc.	9,284	856,681
S&P Global, Inc.	12,016	5,105,478
State Street Corp.	18,174	1,539,701
T. Rowe Price Group, Inc.	11,280	2,218,776
The Goldman Sachs Group, Inc.	16,757	6,334,649
		54,583,784
Consumer Finance 0.7%
American Express Co.	32,030	5,365,986
Capital One Financial Corp.	22,184	3,593,143
Discover Financial Services	14,811	1,819,531
Synchrony Financial	28,290	1,382,815
		12,161,475
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. "B"*	92,181	25,159,882
Insurance 1.9%
Aflac, Inc.	30,456	1,587,671
Allstate Corp.	14,838	1,889,026
American International Group, Inc.	42,474	2,331,398
Aon PLC "A"	11,233	3,210,054
Arthur J. Gallagher & Co.	10,389	1,544,325
Assurant, Inc.	3,027	477,509
Brown & Brown, Inc.	11,392	631,686
Chubb Ltd.	21,739	3,771,282
Cincinnati Financial Corp.	7,529	859,962
Everest Re Group Ltd.	2,023	507,328
Globe Life, Inc.	4,824	429,481
Hartford Financial Services Group, Inc.	17,225	1,210,056
Lincoln National Corp.	8,518	585,613
Loews Corp.	9,751	525,871
Marsh & McLennan Companies, Inc.	25,147	3,808,010
MetLife, Inc.	35,963	2,219,996
Principal Financial Group, Inc.	12,223	787,161
Progressive Corp.	29,155	2,635,321

Prudential Financial, Inc. (a)	19,094	2,008,689
Travelers Companies, Inc.	12,408	1,886,140
W.R. Berkley Corp.	7,139	522,432
Willis Towers Watson PLC (a)	6,401	1,487,977
		34,916,988
Health Care 13.1%
Biotechnology 1.9%
AbbVie, Inc.	87,858	9,477,242
Amgen, Inc.	28,238	6,004,811
Biogen, Inc.*	7,370	2,085,636
Gilead Sciences, Inc.	62,429	4,360,666
Incyte Corp.*	9,436	649,008
Moderna, Inc.*	17,471	6,723,889
Regeneron Pharmaceuticals, Inc.*	5,204	3,149,357
Vertex Pharmaceuticals, Inc.*	12,837	2,328,503
		34,779,112
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	88,155	10,413,750
ABIOMED, Inc.*	2,289	745,115
Align Technology, Inc.*	3,659	2,434,808
Baxter International, Inc.	24,956	2,007,211
Becton, Dickinson & Co.	14,209	3,492,857
Boston Scientific Corp.*	70,462	3,057,346
Danaher Corp.	31,620	9,626,393
DENTSPLY SIRONA, Inc.	11,042	640,988
DexCom, Inc.*	4,800	2,624,928
Edwards Lifesciences Corp.*	30,874	3,495,246
Hologic, Inc.*	12,642	933,106
IDEXX Laboratories, Inc.*	4,237	2,634,990
Intuitive Surgical, Inc.*	5,922	5,887,356
Medtronic PLC	66,718	8,363,101
ResMed, Inc.	7,226	1,904,412
STERIS PLC	4,892	999,338
Stryker Corp.	16,662	4,394,103
Teleflex, Inc. (a)	2,361	889,035
The Cooper Companies, Inc.	2,413	997,317
West Pharmaceutical Services, Inc. (a)	3,658	1,552,967
Zimmer Biomet Holdings, Inc.	10,480	1,533,853
		68,628,220
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	7,481	893,605
Anthem, Inc.	12,082	4,504,170
Cardinal Health, Inc.	14,661	725,133
Centene Corp.*	28,891	1,800,198
Cigna Corp.	16,817	3,366,091
CVS Health Corp.	65,525	5,560,451
DaVita, Inc.*	3,479	404,469
HCA Healthcare, Inc.	12,253	2,974,048
Henry Schein, Inc.*	7,112	541,650
Humana, Inc.	6,414	2,496,008
Laboratory Corp. of America Holdings*	4,820	1,356,541
McKesson Corp.	7,662	1,527,650
Quest Diagnostics, Inc.	6,042	877,963

UnitedHealth Group, Inc.	46,906	18,328,050
Universal Health Services, Inc. "B"	3,686	510,032
		45,866,059
Health Care Technology 0.1%
Cerner Corp.	14,854	1,047,504
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	15,042	2,369,566
Bio-Rad Laboratories, Inc. "A"*	1,053	785,485
Bio-Techne Corp.	1,897	919,229
Charles River Laboratories International, Inc.*	2,542	1,049,007
Illumina, Inc.*	7,258	2,943,918
IQVIA Holdings, Inc.*	9,490	2,273,235
Mettler-Toledo International, Inc.*	1,150	1,583,964
PerkinElmer, Inc.	5,647	978,569
Thermo Fisher Scientific, Inc.	19,582	11,187,784
Waters Corp.*	3,019	1,078,689
		25,169,446
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	110,400	6,532,368
Catalent, Inc.*	8,382	1,115,393
Eli Lilly & Co.	39,475	9,120,699
Johnson & Johnson	130,889	21,138,573
Merck & Co., Inc.	126,053	9,467,841
Organon & Co.	12,747	417,974
Pfizer, Inc.	278,646	11,984,564
Viatris, Inc.	61,111	828,054
Zoetis, Inc.	23,577	4,577,239
		65,182,705
Industrials 7.9%
Aerospace & Defense 1.5%
Boeing Co.*	27,321	6,008,981
General Dynamics Corp.	11,528	2,259,834
Howmet Aerospace, Inc.	18,697	583,346
Huntington Ingalls Industries, Inc.	2,030	391,912
L3Harris Technologies, Inc. (a)	9,995	2,201,299
Lockheed Martin Corp.	12,199	4,209,875
Northrop Grumman Corp.	7,449	2,682,757
Raytheon Technologies Corp.	74,850	6,434,106
Textron, Inc.	11,299	788,783
TransDigm Group, Inc.*	2,603	1,625,756
		27,186,649
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc. (a)	6,721	584,727
Expeditors International of Washington, Inc.	8,542	1,017,608
FedEx Corp.	12,273	2,691,346
United Parcel Service, Inc. "B"	36,208	6,593,477
		10,887,158
Airlines 0.2%
Alaska Air Group, Inc.*	6,220	364,492
American Airlines Group, Inc.* (a)	32,448	665,833
Delta Air Lines, Inc.*	31,367	1,336,548
Southwest Airlines Co.*	29,047	1,493,887
United Airlines Holdings, Inc.* (a)	16,444	782,241
		4,643,001

Building Products 0.5%
A.O. Smith Corp.	6,355	388,100
Allegion PLC	4,333	572,736
Carrier Global Corp.	43,282	2,240,276
Fortune Brands Home & Security, Inc.	6,993	625,314
Johnson Controls International PLC	35,497	2,416,636
Masco Corp.	12,317	684,209
Trane Technologies PLC	11,853	2,046,421
		8,973,692
Commercial Services & Supplies 0.4%
Cintas Corp.	4,373	1,664,626
Copart, Inc.*	10,577	1,467,241
Republic Services, Inc.	10,419	1,250,905
Rollins, Inc.	11,123	392,976
Waste Management, Inc.	19,379	2,894,448
		7,670,196
Construction & Engineering 0.0%
Quanta Services, Inc.	6,836	778,074
Electrical Equipment 0.6%
AMETEK, Inc.	11,616	1,440,500
Eaton Corp. PLC	19,826	2,960,220
Emerson Electric Co.	29,725	2,800,095
Generac Holdings, Inc.*	3,168	1,294,667
Rockwell Automation, Inc.	5,759	1,693,376
		10,188,858
Industrial Conglomerates 1.1%
3M Co.	28,844	5,059,815
General Electric Co.	54,547	5,619,977
Honeywell International, Inc.	34,242	7,268,892
Roper Technologies, Inc.	5,218	2,327,906
		20,276,590
Machinery 1.5%
Caterpillar, Inc.	27,236	5,228,495
Cummins, Inc.	7,205	1,617,955
Deere & Co.	14,108	4,727,168
Dover Corp.	7,053	1,096,741
Fortive Corp.	17,566	1,239,633
IDEX Corp.	3,833	793,239
Illinois Tool Works, Inc.	14,273	2,949,230
Ingersoll Rand, Inc.*	20,292	1,022,920
Otis Worldwide Corp.	21,137	1,739,152
PACCAR, Inc.	17,138	1,352,531
Parker-Hannifin Corp.	6,358	1,777,824
Pentair PLC	8,430	612,271
Snap-on, Inc. (a)	2,759	576,493
Stanley Black & Decker, Inc.	8,129	1,425,095
Westinghouse Air Brake Technologies Corp. (a)	9,439	813,736
Xylem, Inc.	9,050	1,119,304
		28,091,787
Professional Services 0.4%
Equifax, Inc.	6,050	1,533,191
IHS Markit Ltd.	19,803	2,309,426
Jacobs Engineering Group, Inc.	6,586	872,843
Leidos Holdings, Inc.	7,099	682,427
Nielsen Holdings PLC (a)	17,955	344,556

Robert Half International, Inc. (a)	5,409	542,685
Verisk Analytics, Inc.	8,019	1,605,965
		7,891,093
Road & Rail 0.9%
CSX Corp.	111,612	3,319,341
J.B. Hunt Transport Services, Inc.	4,220	705,668
Kansas City Southern	4,496	1,216,798
Norfolk Southern Corp.	12,225	2,924,831
Old Dominion Freight Line, Inc.	4,705	1,345,536
Union Pacific Corp.	32,326	6,336,219
		15,848,393
Trading Companies & Distributors 0.2%
Fastenal Co.	28,608	1,476,459
United Rentals, Inc.*	3,557	1,248,258
W.W. Grainger, Inc.	2,160	849,009
		3,573,726
Information Technology 27.2%
Communications Equipment 0.8%
Arista Networks, Inc.*	2,777	954,288
Cisco Systems, Inc.	209,590	11,407,984
F5 Networks, Inc.* (a)	3,054	607,074
Juniper Networks, Inc.	16,549	455,428
Motorola Solutions, Inc.	8,390	1,949,165
		15,373,939
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	29,496	2,159,992
CDW Corp.	6,907	1,257,212
Corning, Inc.	38,169	1,392,787
IPG Photonics Corp.* (a)	1,814	287,338
Keysight Technologies, Inc.*	9,063	1,488,960
TE Connectivity Ltd.	16,307	2,237,647
Teledyne Technologies, Inc.*	2,350	1,009,513
Trimble, Inc.*	12,311	1,012,580
Zebra Technologies Corp. "A"* (a)	2,634	1,357,616
		12,203,645
IT Services 4.8%
Accenture PLC "A"	31,532	10,087,717
Akamai Technologies, Inc.*	8,193	856,906
Automatic Data Processing, Inc.	20,968	4,191,923
Broadridge Financial Solutions, Inc.	5,678	946,182
Cognizant Technology Solutions Corp. "A"	26,120	1,938,365
DXC Technology Co.*	12,779	429,502
Fidelity National Information Services, Inc.	30,733	3,739,591
Fiserv, Inc.* (a)	29,504	3,201,184
FleetCor Technologies, Inc.*	4,037	1,054,747
Gartner, Inc.*	4,172	1,267,787
Global Payments, Inc.	14,597	2,300,195
International Business Machines Corp.	44,667	6,205,586
Jack Henry & Associates, Inc.	3,585	588,155
MasterCard, Inc. "A"	43,272	15,044,809
Paychex, Inc.	15,810	1,777,835
PayPal Holdings, Inc.*	58,460	15,211,877
VeriSign, Inc.*	4,862	996,759

Visa, Inc. "A" (a)	83,854	18,678,479
Western Union Co.	20,896	422,517
		88,940,116
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.*	60,139	6,188,303
Analog Devices, Inc.	26,698	4,471,381
Applied Materials, Inc.	45,407	5,845,243
Broadcom, Inc.	20,432	9,908,090
Enphase Energy, Inc.*	6,636	995,201
Intel Corp.	201,647	10,743,752
KLA Corp.	7,613	2,546,625
Lam Research Corp.	7,093	4,036,981
Microchip Technology, Inc.	13,513	2,074,110
Micron Technology, Inc.	56,147	3,985,314
Monolithic Power Systems, Inc. (a)	2,154	1,044,001
NVIDIA Corp.	123,882	25,663,395
NXP Semiconductors NV	13,243	2,593,906
Qorvo, Inc.*	5,496	918,876
QUALCOMM, Inc.	56,168	7,244,549
Skyworks Solutions, Inc.	8,179	1,347,736
Teradyne, Inc.	8,083	882,421
Texas Instruments, Inc.	45,883	8,819,171
Xilinx, Inc.	12,416	1,874,692
		101,183,747
Software 9.1%
Adobe, Inc.*	23,698	13,643,413
ANSYS, Inc.*	4,383	1,492,192
Autodesk, Inc.*	10,929	3,116,623
Cadence Design Systems, Inc.*	13,777	2,086,389
Ceridian HCM Holding, Inc.* (a)	6,731	758,045
Citrix Systems, Inc.	6,233	669,237
Fortinet, Inc.*	6,715	1,961,049
Intuit, Inc.	13,594	7,334,099
Microsoft Corp.	373,628	105,333,206
NortonLifeLock, Inc.	28,977	733,118
Oracle Corp.	81,901	7,136,034
Paycom Software, Inc.*	2,397	1,188,313
PTC, Inc.*	5,347	640,517
salesforce.com, Inc.*	48,285	13,095,858
ServiceNow, Inc.*	9,865	6,138,693
Synopsys, Inc.*	7,561	2,263,839
Tyler Technologies, Inc.*	2,040	935,646
		168,526,271
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	780,559	110,449,098
Hewlett Packard Enterprise Co.	65,430	932,377
HP, Inc.	59,124	1,617,633
NetApp, Inc.	11,152	1,001,004
Seagate Technology Holdings PLC (a)	10,435	861,096
Western Digital Corp.*	15,504	875,046
		115,736,254
Materials 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc. (a)	11,008	2,819,259
Albemarle Corp.	5,781	1,265,866

Celanese Corp.	5,453	821,440
CF Industries Holdings, Inc.	10,957	611,620
Corteva, Inc.	36,267	1,526,115
Dow, Inc.	36,893	2,123,561
DuPont de Nemours, Inc.	25,874	1,759,173
Eastman Chemical Co.	6,607	665,589
Ecolab, Inc.	12,377	2,582,090
FMC Corp.	6,542	598,986
International Flavors & Fragrances, Inc.	12,326	1,648,233
Linde PLC*	25,687	7,536,052
LyondellBasell Industries NV "A"	12,987	1,218,830
PPG Industries, Inc.	11,747	1,679,939
Sherwin-Williams Co.	12,054	3,371,865
The Mosaic Co.	17,452	623,385
		30,852,003
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,150	1,076,292
Vulcan Materials Co.	6,681	1,130,158
		2,206,450
Containers & Packaging 0.3%
Amcor PLC (a)	78,046	904,553
Avery Dennison Corp.	4,056	840,444
Ball Corp.	16,034	1,442,579
International Paper Co. (a)	19,693	1,101,232
Packaging Corp. of America	4,766	655,039
Sealed Air Corp.	7,725	423,253
Westrock Co. (a)	13,430	669,217
		6,036,317
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	72,787	2,367,761
Newmont Corp.	39,933	2,168,362
Nucor Corp.	14,570	1,434,999
		5,971,122
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.	6,910	1,320,294
American Tower Corp. (a)	22,647	6,010,740
AvalonBay Communities, Inc.	6,874	1,523,553
Boston Properties, Inc. (a)	7,187	778,711
Crown Castle International Corp.	21,522	3,730,193
Digital Realty Trust, Inc.	14,004	2,022,878
Duke Realty Corp.	18,905	904,982
Equinix, Inc.	4,459	3,523,190
Equity Residential	16,953	1,371,837
Essex Property Trust, Inc.	3,258	1,041,713
Extra Space Storage, Inc.	6,608	1,110,078
Federal Realty Investment Trust	3,536	417,213
Healthpeak Properties, Inc.	27,175	909,819
Host Hotels & Resorts, Inc.*	35,747	583,749
Iron Mountain, Inc. (a)	14,633	635,804
Kimco Realty Corp.	30,383	630,447
Mid-America Apartment Communities, Inc.	5,782	1,079,788
Prologis, Inc.	36,802	4,616,075
Public Storage	7,582	2,252,612
Realty Income Corp. (a)	19,082	1,237,659

Regency Centers Corp. (a)	7,439	500,868
SBA Communications Corp.	5,426	1,793,673
Simon Property Group, Inc.	16,243	2,111,103
UDR, Inc.	13,754	728,687
Ventas, Inc.	18,954	1,046,450
Vornado Realty Trust	7,927	333,013
Welltower, Inc.	20,978	1,728,587
Weyerhaeuser Co.	37,002	1,316,161
		45,259,877
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	16,639	1,619,973
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	12,471	698,127
American Electric Power Co., Inc. (a)	24,880	2,019,759
Duke Energy Corp.	38,351	3,742,674
Edison International	19,020	1,055,039
Entergy Corp.	10,091	1,002,137
Evergy, Inc.	11,153	693,717
Eversource Energy	17,009	1,390,656
Exelon Corp.	48,431	2,341,155
FirstEnergy Corp.	27,402	976,059
NextEra Energy, Inc.	97,389	7,646,984
NRG Energy, Inc. (a)	12,513	510,906
Pinnacle West Capital Corp.	5,708	413,031
PPL Corp.	38,639	1,077,255
Southern Co.	52,787	3,271,210
Xcel Energy, Inc.	26,706	1,669,125
		28,507,834
Gas Utilities 0.0%
Atmos Energy Corp.	6,302	555,836
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	33,728	770,010
Multi-Utilities 0.7%
Ameren Corp.	12,877	1,043,037
CenterPoint Energy, Inc. (a)	29,624	728,751
CMS Energy Corp.	14,640	874,447
Consolidated Edison, Inc. (a)	17,361	1,260,235
Dominion Energy, Inc.	40,214	2,936,426
DTE Energy Co.	9,482	1,059,234
NiSource, Inc.	19,694	477,186
Public Service Enterprise Group, Inc.	24,837	1,512,573
Sempra Energy	15,815	2,000,598
WEC Energy Group, Inc.	15,650	1,380,330
		13,272,817
Water Utilities 0.1%
American Water Works Co., Inc.	8,986	1,518,993
Total Common Stocks (Cost $458,390,017)		1,816,305,042

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.038% (b), 1/27/2022 (c) (Cost $2,659,673)	2,660,000	2,659,605
	Shares	Value ($)

Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", (d) (e) 0.01% (Cost $45,556,267)	45,556,267	45,556,267

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.03% (d) (Cost $25,257,988)	25,257,988	25,257,988

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $531,863,945)	102.4	1,889,778,902
Other Assets and Liabilities, Net	(2.4)	(44,957,578)
Net Assets	100.0	1,844,821,324
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
2,228,289	43,327,978 (f)	—	—	—	19,062	—	45,556,267	45,556,267
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.03% (d)
26,880,974	161,752,704	163,375,690	—	—	3,574	—	25,257,988	25,257,988
29,109,263	205,080,682	163,375,690	—	—	22,636	—	70,814,255	70,814,255
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $43,784,488, which is 2.4% of net assets.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At September 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.

At September 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	12/17/2021	127	28,286,290	27,290,712	(995,578)
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,816,305,042	$—	$—	$1,816,305,042
Government & Agency Obligations	—	2,659,605	—	2,659,605
Short-Term Investments (a)	70,814,255	—	—	70,814,255
Total	$1,887,119,297	$2,659,605	$—	$1,889,778,902
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(995,578)	$—	$—	$(995,578)
Total	$(995,578)	$—	$—	$(995,578)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ (995,578)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DE500-PH3
R-080548-1 (1/23)